Income Taxes, Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current [Abstract]
Federal	$ 0	$ 0	$ 0
State	1,041	0	0
Foreign	234	0	0
Total current	1,275	0	0
Deferred [Abstract]
Federal	0	0	0
State	0	0	0
Foreign	0	0	0
Total deferred	0	0	0
Income tax expense	$ 1,275	$ 0	$ 0